Material Information on Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material Information on Accounting Policies [Abstract]
Customers trade receivable percentage	50.00%
Interest joint venture	0.00%
Voting rights	0.00%
Dilutive effect	$ 0	$ 0	$ 0